COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended		12 Months Ended
	Oct. 07, 2021 USD ($)	Oct. 04, 2021 USD ($)	Feb. 28, 2023 Case	Jan. 31, 2022 Case	Dec. 31, 2022 USD ($) Case	Mar. 31, 2023 USD ($) Case	Dec. 31, 2021 USD ($) Case
Loss Contingencies [Line Items]
Pending litigation						10
Self-insured reserve | $					$ 80,000	$ 66,000	$ 162,000
AccruedExpenses [Member]
Loss Contingencies [Line Items]
Self-insured reserve | $					200,000	100,000
Accounts Payable [Member]
Loss Contingencies [Line Items]
Self-insured reserve | $					$ 100,000	$ 100,000
Fair Labor Standards Legal Complaint [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought					Additionally, the plaintiff is seeking, for Putative Class Members, back pay equal to the amount of all unpaid overtime pay for three years preceding October 7, 2021 plus an additional equal amount in liquidation damages, punitive damages of not less than $150.00 for each day the violation continued, an award of 6% of the total unpaid wages or $200.00 for each instance of failure to pay wages owed within thirty days, whichever is greater, attorney’s fees and costs, and any other relief the plaintiff is entitled to. The Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action. This case has reached a mutually agreed upon settlement.
Percentage of total unpaid wages	6.00%
Punitive damages for each instance of failure to pay wages owed within thirty days | $	$ 200.00
Minimum [Member]
Loss Contingencies [Line Items]
Offer to settle claims | $		$ 10,000
Maximum [Member] | Fair Labor Standards Legal Complaint [Member]
Loss Contingencies [Line Items]
Punitive damages | $	$ 150.00
Pending Litigation [Member]
Loss Contingencies [Line Items]
Pending litigation							13
Pending Litigation [Member] | ARGENTINA
Loss Contingencies [Line Items]
Pending litigation					4
Professional And General Liability Actions [Member]
Loss Contingencies [Line Items]
Pending litigation					10
Professional And General Liability Actions [Member] | Dismissed Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed				2
Professional And General Liability Actions [Member] | Legacy Action From Prior To Transition [Member]
Loss Contingencies [Line Items]
Pending litigation					1
Professional And General Liability Actions [Member] | Patient Care That Current Or Prior Tenants Provided To Their Patients [Member]
Loss Contingencies [Line Items]
Pending litigation					9
Professional And General Liability Actions [Member] | Subsequent Event [Member] | Dismissed Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed			1
Former Patients [Member]
Loss Contingencies [Line Items]
Pending litigation					1